Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2020
Concentration and Risks [Abstract]
Summary of Concentration and Risks	There was one, one and two instructors, through whom the Company’s net learning services revenue earned was more than 10% of the Company’s net learning services revenue for the year
s
ended December 31, 2018, 2019 and 2020 respectively as follows:

	For the year ended December 31,
	2018	2019	2020
Instructor A	16%	11%	13%
Instructor B	*	*	14%

*	The percentage was below 10% for the year.